CONTINGENT ASSETS AND LIABILITIES	12 Months Ended
Jun. 30, 2020
CONTINGENT ASSETS AND LIABILITIES [Abstract]
CONTINGENT ASSETS AND LIABILITIES
20.	CONTINGENT ASSETS AND LIABILITIES

At June 30, 2020, the Group had entered into exclusive option agreements with local landowners in North Carolina, United States, in relation to its Piedmont Lithium Project, which upon exercise, allows the Group to purchase or, in some cases long-term lease, approximately 1,656 acres of surface property and the associated mineral rights from the local landowners. If the Group chooses to exercise a land purchase option, then the Group will pay cash consideration approximating the fair market value of the surface property (excluding the value of any minerals) plus a premium. If the Group chooses to exercise a long-term lease option, then the Group will pay annual advanced royalty payments per acre. The landowners will also retain a production royalty payable on production of ore from the property, generally between US$0.50 to US$2.00 per tonne of ore produced.